Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Tax Expense (Benefit) from Continuing Operations (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Current income taxes (benefits):
U.S. federal	$(142.9)	$96.9	$19.1
State	21.7	11.4	12.6
Tax benefit of operating loss carryforward	—	—	(0.1)
Total current income taxes (benefits)	(121.2)	108.3	31.6
Deferred income taxes (benefits):
U.S. federal	1,243.3	124.4	128.5
State	(4.5)	0.5	—
Total deferred income taxes	1,238.8	124.9	128.5
Income taxes	$1,117.6	$233.2	$160.1

Income Before Income Taxes, Domestic and Foreign (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Domestic	$5,840.8	$1,686.8	$1,227.5
Total income before income taxes	$5,840.8	$1,686.8	$1,227.5

Reconciliation Between U.S. Corporate Income Tax Rate and Effective Income Tax Rate from Continuing Operations (Table)

	For the year ended December 31,
	2022	2021	2020
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(1)	(4)	(6)
Tax credits	(1)	(3)	(3)
Interest exclusion from taxable income	—	(1)	(1)
Low income housing tax credit amortization	—	1	1
Other	—	—	1
Effective income tax rate	19%	14%	13%

Changes in Unrecognized Tax Benefits (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Balance at beginning of period	$43.9	$45.8	$57.2
Additions based on tax positions related to the current year	—	1.3	1.3
Additions for tax positions of prior years	—	—	17.4
Reductions for tax positions related to the current year	(3.3)	(3.2)	(3.2)
Settlements	—	—	(13.4)
Expired statute of limitations	—	—	(13.5)
Balance at end of period (1)	$40.6	$43.9	$45.8
(1)	Our 2022 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

Components of Net Deferred Income Taxes (Table)

	December 31,
	2022	2021

	(in millions)
Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$1,611.9	$—
Tax credit carryforwards	65.8	—
Employee benefits	26.4	54.2
Intangible assets	17.6	—
Gross deferred income tax assets	1,721.7	54.2
Valuation allowance	(12.3)	(2.8)
Total deferred income tax assets	1,709.4	51.4
Deferred income tax liabilities:
Deferred acquisition costs	(811.0)	(594.5)
Investments, including derivatives	(187.6)	(278.0)
Funds withheld embedded derivative	(767.1)	—
Net unrealized gains on available-for-sale securities	—	(1,070.7)
Real estate	(140.0)	(141.7)
Insurance liabilities	(728.8)	(21.6)
Intangible assets	—	(7.7)
Gain on sale of discontinued operations(1)	(182.1)	(189.5)
Other deferred income tax liabilities	(48.4)	(21.2)
Total deferred income tax liabilities	(2,865.0)	(2,324.9)
Total net deferred income tax liabilities	$(1,155.6)	$(2,273.5)
(1)	Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Net Deferred Income Taxes by Jurisdiction (Table)

	December 31,
	2022	2021

	(in millions)
Deferred income tax assets:
State	$10.8	$—
Net deferred income tax assets	10.8	—
Deferred income tax liabilities:
U.S. federal	(1,166.4)	(2,245.1)
State	—	(28.4)
Net deferred income tax liabilities	(1,166.4)	(2,273.5)
Total net deferred income tax liabilities	$(1,155.6)	$(2,273.5)